Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 10 — Long-Term Debt

Long-term debt consisted of the following (in millions):

	December 31,
	2012	2011
Senior Notes,
$450.0 million 5.000% notes due August 14, 2014	$450.0	$450.0
$1,200.0 million 1.875% notes due October 1, 2017	1,200.0	—
$400.0 million 6.125% notes due August 14, 2019	400.0	400.0
$1,700.0 million 3.250% notes due October 1, 2022	1,700.0	—
$1,000.0 million 4.625% notes due October 1, 2042	1,000.0	—
Less: Unamortized discount	(35.1)	(1.7)

Senior Notes, net	4,714.9	848.3

Term Loan Credit Agreement	1,700.0	—
Mandatorily Redeemable Preferred Stock	—	183.2
Other, including capital leases	18.4	1.5

Total debt	6,433.3	1,033.0
Less: Current portion	176.2	184.5

Total long-term debt	$6,257.1	$848.5

Senior Notes

Senior Notes Issued in 2012

On October 2, 2012, the Company issued $1,200.0 million aggregate principal amount of 1.875% senior notes due 2017, $1,700.0 million aggregate principal amount of 3.250% senior notes due 2022, and $1,000.0 million aggregate principal amount of 4.625% senior notes due 2042 in a registered offering pursuant to an effective Registration Statement on Form S-3 filed with the Securities and Exchange Commission (“SEC”) (collectively, the “2012 Senior Notes”). The 2012 Senior Notes were issued pursuant to an indenture dated as of August 24, 2009 (the “Base Indenture”), between the Company and Wells Fargo Bank, National Association, as trustee (the “Trustee”), as supplemented by a third supplemental indenture dated as of October 2, 2012, between the Company and the trustee.

Interest payments are due on the 2012 Senior Notes semi-annually in arrears on April 1 and October 1 beginning April 1, 2013.

The Company may redeem the 2012 Senior Notes, in whole at any time or in part from time to time, at the Company’s option, at a redemption price equal to the greater of 100% of the principal amount of notes to be redeemed and the sum of the present values of the remaining scheduled payments of principal and interest in respect of the 2012 Senior Notes being redeemed discounted on a semi-annual basis at the Treasury Rate plus 20 basis points in the case of the 2017 Notes, 25 basis points in the case of the 2022 Notes and 30 basis points in the case of the 2042 Notes, plus in each case accrued and unpaid interest, if any, to, but excluding, the date of redemption.

In addition, the Company may redeem the 2022 Notes on or after July 1, 2022 (three months prior to their maturity date), and the 2042 Notes on or after April 1, 2042 (six months prior to their maturity date) in each case, in whole at any time or in part from time to time, at the Company’s option at a redemption price equal to 100% of the aggregate principal amount of the 2012 Senior Notes being redeemed, plus, in each case, accrued and unpaid interest, if any, to, but excluding, the date of redemption.

Upon a change of control triggering event and a downgrade of the 2012 Senior Notes below an investment grade rating by each of Moody’s Investors Service, Inc. and Standard & Poor’s Rating Services, the Company will be required to make an offer to purchase each of the 2012 Senior Notes at a price equal to 101% of the principal amount of the 2012 Senior Notes to be repurchased, plus any accrued and unpaid interest, if any, to, but excluding, the date of repurchase.

Net proceeds from the offering of the 2012 Senior Notes were used for the acquisition of the Actavis Group. The outstanding balance under the 2012 Senior Notes at December 31, 2012 was $3,866.1 million.

Senior Notes Issued in 2009

On August 24, 2009, the Company issued $450.0 million aggregate principal amount of 5.00% senior notes due 2014 and $400.0 million aggregate principal amount of 6.125% senior notes due 2019 (collectively, the “2009 Senior Notes”) pursuant to an effective Registration Statement on Form S-3 filed with the SEC. The Senior Notes Issued in 2009 were issued pursuant to the Base Indenture, as supplemented by a first supplemental indenture dated August 24, 2009.

Interest payments are due on the 2009 Senior Notes semi-annually in arrears on February 15 and August 15, respectively, beginning February 15, 2010.

The Company may redeem the 2009 Senior Notes in whole at any time or in part from time to time, at the Company’s option at a redemption price equal to the greater of (1) 100% of the principal amount of the notes to be redeemed and (2) the sum of the present values of the remaining scheduled payments of principal and interest in respect of the 2009 Senior Notes being redeemed, discounted on a semi-annual basis at the Treasury Rate plus 40 basis points, plus accrued and unpaid interest, if any, to, but excluding, the date of redemption.

Upon a change of control triggering event, as defined by the Indenture, the Company is required to make an offer to repurchase the 2009 Senior Notes for cash at a repurchase price equal to 101% of the principal amount of the 2009 Senior Notes to be repurchased plus accrued and unpaid interest to the date of purchase.

Net proceeds from the offering of 2009 Senior Notes were used to repay certain debt with the remaining net proceeds being used to fund a portion of the cash consideration for the Arrow acquisition. The outstanding balance under the 2009 Senior Notes at December 31, 2012 was $848.8 million.

Term Loan Credit Agreement

On June 22, 2012, the Company, Bank of America, N.A., as Administrative Agent, Wells Fargo Bank, N.A. as Syndication Agent, and a syndicate of banks participating as lenders entered into a senior unsecured Term Loan Credit Agreement (the “Term Loan Credit Agreement”) pursuant to which the lenders agreed to provide the Company a Term Loan in an aggregate amount not to exceed $1.8 billion. On October 31, 2012, the Company borrowed $1.8 billion under the Term Loan Credit Agreement to fund the Actavis Group acquisition. Debt related costs for the borrowing were $5.9 million, which the Company paid on the date of the borrowing. On December 10, 2012, the Company prepaid $100.0 million of the Term Loan Credit Agreement. The outstanding balance of the Term Loan Credit Agreement at December 31, 2012 was $1.7 billion.

Borrowings under the Term Loan Credit Agreement are subject to several conditions, including (i) no “Target Material Adverse Effect” (as defined in the Term Loan Credit Agreement) having occurred, (ii) receipt of certain financial statements as more fully set forth in the Term Loan Credit Agreement, (iii) receipt of customary closing documents and (iv) other customary closing conditions more fully set forth in the Term Loan Credit Agreement. Borrowings under the Term Loan Credit Agreement will bear interest at the Company’s choice of a per annum rate equal to either a base rate or Eurodollar rate, plus an applicable margin. The base rate is the higher of (a) the Federal Funds Rate plus 0.50%, (b) the prime rate as publicly announced by the Administrative Agent or (c) the one-month London Interbank Offered Rate plus 1.00%. The applicable margin is a percentage determined in accordance with a pricing grid based on the Company’s credit rating and is currently set at 0.50% for base rate loans and 1.50% for Eurodollar rate loans.

The Term Loan Credit Agreement matures on the fifth anniversary of the closing date of the Actavis Group acquisition. The outstanding principal amount under the Term Loan Credit Agreement is payable in equal quarterly amounts of 2.50% per quarter prior to the fifth anniversary of the closing date of the Actavis Group acquisition (beginning with the quarter ending March 31, 2013), with the remaining balance payable on the maturity date. The Term Loan Credit Agreement contains covenants that are substantially similar to those in the Company’s Revolving Credit Facility. The Term Loan Credit Agreement contains standard events of default (the occurrence of which may trigger an acceleration of amounts outstanding under the Term Loan Credit Agreement). The Term Loan Credit Agreement became effective in accordance with its terms on June 22, 2012.

Amended Revolving Credit Facility

On May 21, 2012, the Company entered into Amendment 1 to Credit Agreement and Joinder Agreement (the “Amendment”) to the Company’s existing credit agreement that closed on September 16, 2011, with Bank of America, N.A., as Administrative Agent, Wells Fargo Bank, N.A., as Syndication Agent, and a syndicate of banks establishing a senior unsecured revolving credit facility (as amended by the Agreement, the “Revolving Credit Facility”). The Revolving Credit Facility provides an aggregate principal amount of $750.0 million in senior unsecured revolving loans. The revolving loans may be borrowed, repaid and re-borrowed through September 16, 2016 and, subject to certain minimum amounts, may be prepaid in whole or in part without premiums or penalties.

Committed borrowings under the Revolving Credit Facility bear interest at the Company’s choice of a per annum rate equal to either a base rate or Eurocurrency rate, plus an applicable margin. The base rate is the higher of (a) the Federal Funds Rate plus 0.50%, (b) prime rate as publicly announced by the Administrative Agent, or (c) one-month London Interbank Offered Rate plus 1.00%. The applicable margin is a percentage determined in accordance with a pricing grid based on the Company’s credit rating and is currently set at 0.25% for base rate loans and 1.25% for Eurocurrency rate loans. Additionally, to maintain availability of funds, the Company pays an unused commitment fee, which according to the pricing grid is set at 0.15% of the unused portion of the Revolving Credit Facility.

Subject to certain limitations, borrowings under the Revolving Credit Facility may be made in alternative currencies, including Euros, British Pounds Sterling and other currencies. The Revolving Credit Facility contains sublimits on letters of credit and swingline loans in the amount of $100.0 million and $50.0 million, respectively. The issuance of letters of credit and borrowings of swingline loans reduces the amount available to be borrowed under the Revolving Credit Facility on a dollar-for-dollar basis. Amounts borrowed under the Revolving Credit Facility may be used to finance working capital and other general corporate purposes.

The Revolving Credit Facility imposes certain customary restrictions including, but not limited to, limits on the incurrence of debt or liens upon the assets of the Company or its subsidiaries, investments and restricted payments. The Revolving Credit Facility includes a Consolidated Leverage Ratio covenant providing that the aggregate principal amount of Acquisition Indebtedness (as such term is defined in the Amendment) that includes a “special mandatory redemption” provision (or other similar provision) requiring the Company to redeem such Acquisition Indebtedness will be excluded for purposes of determining Consolidated Total Debt at any time prior to the proposed Actavis Group acquisition as more fully set forth in the Amendment. The Amendment also provides that (a) during the period prior to the date on which the Actavis Group acquisition is consummated (such date, the “Acquisition Date”), the Company is permitted to have a maximum Consolidated Leverage Ratio as of the last date of any period of four consecutive fiscal quarters of the Company of up to 3.50 to 1.00, and (b) as of the Acquisition Date and thereafter the Company is permitted to have a maximum Consolidated Leverage Ratio as of the last day of any period of four consecutive fiscal quarters of the Company of up to (i) with respect to the four consecutive fiscal quarters from the Acquisition Date through December 31, 2013, 4.25 to 1.00; (ii) with respect to the four consecutive fiscal quarters from January 1, 2014 through December 31, 2014, 4.00 to 1.00; and (iii) with respect to the period of four consecutive fiscal quarters ending from January 1, 2015 and thereafter, 3.50 to 1.00. To the extent litigation, settlement charges and unusual charges in each case which are paid in cash exceed 7.50% of the Company’s net worth for the prior twelve month period for the most recent ended fiscal quarter, the Company would be subject to maintenance of a springing minimum net worth covenant not less than the sum of (x) 75% of the Company’s consolidated net worth as of June 30, 2011 plus (y) 50% of the Company’s consolidated net income (but not loss) for each fiscal quarter ending after June 30, 2011.

The Company is subject to, and, at December 31, 2012, was in compliance with, all financial and operational covenants under the terms of the Revolving Credit Facility. The Credit Agreement contains standard events of default (the occurrence of which may trigger an acceleration of amounts outstanding under the credit facilities). There was no balance outstanding under the Revolving Credit Facility at December 31, 2012. As of December 31, 2012, the net availability under the Revolving Credit Facility, reflecting $6.7 million of outstanding letters of credit, was $743.3 million.

2006 Credit Facility

In November 2006, the Company entered into the 2006 Credit Facility with Canadian Imperial Bank of Commerce, acting through its New York agency, as Administrative Agent, Wachovia Capital Markets, LLC, as Syndication Agent, and a syndicate of banks. The 2006 Credit Facility provided an aggregate of $1.15 billion of senior financing to Actavis, consisting of a $500.0 million revolving credit facility (“2006 Revolving Facility”) and a $650.0 million senior term loan facility (“Term Facility”). The 2006 Credit Facility had a five-year term and was scheduled to mature in November 2011. In May 2011, the Company borrowed $250.0 million under the 2006 Revolving Facility to partially fund the Specifar acquisition as discussed in “NOTE 5 – Acquisitions and Divestitures”. On September 16, 2011, concurrent with executing the Revolving Credit Facility, the Company repaid the then amount outstanding and terminated the 2006 Revolving Facility.

Bridge Facility

On April 25, 2012, pending execution of the Company’s final financing plans in connection with the purchase of Actavis Group, the Company entered into a senior unsecured bridge loan (“Bridge Facility”) with Bank of America, N.A., Merrill Lynch, Pierce, Fenner & Smith, Incorporated, Wells Fargo Securities, LLC, and Wells Fargo Bank, N.A. in an amount up to $6.0 billion. Debt related costs paid in connection with the Bridge Facility were $37.1 million, which was fully amortized in 2012 as the Bridge Facility was permanently terminated on October 31, 2012.

Mandatorily Redeemable Preferred Stock

In connection with the Arrow Acquisition, on December 2, 2009, pursuant to the Purchase Agreement, Actavis issued 200,000 shares of newly designed non-voting Series A Preferred Stock of Actavis, having a stated value of $1,000 per share (the “Stated Value”), or an aggregate stated value of $200.0 million, which have been placed in an indemnity escrow account for a period of three years. The fair value of the Mandatorily Redeemable Preferred Stock was initially estimated to be $150.0 million at Acquisition Date based on the mandatory redemption value of $200.0 million on December 2, 2012 using a discount rate of 9.63% per annum. The mandatorily redeemable preferred stock was redeemed for cash of $200.0 million on December 2, 2012.

Fair Value of Outstanding Debt

As of December 31, 2012, the fair value of our Senior Notes was $248.2 million greater than the carrying value. Generally changes in market interest rates affect the fair value of fixed-rate debt, but do not impact earnings or cash flows. Accordingly, we believe the effect, if any, of reasonably possible near-term changes in the fair value of our debt would not be material on our financial condition, results of operations or cash flows.

Annual Debt Maturities

At December 31, 2012, annual debt maturities were as follows (in millions):

2013	170
2014	620
2015	170
2016	170
2017	2,220
2018 and after	3,100

Amounts represent total anticipated cash payments assuming scheduled repayments under the Term Loan Credit Agreement and maturities of our existing Senior Notes. Future prepayments under the Term Loan will lead to a pro-rata reduction in the Term Loan principal amounts due. Any early settlement of our Senior Notes through redemption or repurchase privileges, as defined under the terms of the Senior Notes, would change the timing of principal amounts due.

Lease Commitments

The Company has operating leases for certain facilities and equipment. The terms of the operating leases for the Company’s facility leases require the Company to pay property taxes, normal maintenance expense and maintain minimum insurance coverage. Total rental expense for operating leases in for December 31, 2012, 2011, and 2010 was $33.1 million, $32.4 million, and $26.0 million, respectively. The Company also has capital leases for certain facilities and equipment, as addressed below. The future minimum lease payments under both capital and operating leases that have remaining terms in excess of one year are:

	Capital	Operating
2013	$7.9	$38.1
2014	7.8	32.1
2015	2.3	26.9
2016	1.4	17.6
2017	0.6	13.0
Thereafter	1.4	56.2

Total minimum lease payments	21.4	183.9

Less: amount representing interest	(3.0)

Present value of net minimum lease payments	$18.4

The assets recorded under capital leases as of December 31, 2012 are:

Machinery & Equipment	$7.9
Furniture & Fixtures	0.8
Building & Improvements	0.5
Land	6.5

Total	$15.7